S-K 1602(b)(6) Prospectus Summary, Sponsor Compensation	Jan. 20, 2026 USD ($) $ / shares shares
Private Placement Units [Member]
SPAC Prospectus Summary, Sponsor Compensation [Line Items]
Securities Issued or to be Issued, Shares	3,833,333
Price Paid or to be Paid for Securities, Per Share (in Dollars per share) | $ / shares	$ 5,750,000
HCM IV Acquisition Corp [Member] | Class B Ordinary Shares [Member]
SPAC Prospectus Summary, Sponsor Compensation [Line Items]
Securities Issued or to be Issued, Shares	35,000
HCM IV Acquisition Corp [Member] | Private Placement Units [Member]
SPAC Prospectus Summary, Sponsor Compensation [Line Items]
Securities Issued or to be Issued, Shares	8,625,000
Price Paid or to be Paid for Securities, Total Amount (in Dollars) | $	$ 25,000